Cover	Jun. 16, 2022
Cover [Abstract]
Entity Registrant Name	VEMANTI GROUP, INC.
Entity Central Index Key	0001605057
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 16, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-5317552
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	7545 Irvine Center Dr.
Entity Address City Or Town	Irvine
Entity Address Address Line 2	Ste 200
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92618
City Area Code	949
Local Phone Number	559-7200